FINANCIAL INVESTORS TRUST

     SUPPLEMENT DATED FEBRUARY 1, 2017 TO THE PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION FOR THE GRANDEUR PEAK

EMERGING MARKETS OPPORTUNITIES FUND (THE "FUND") DATED AUGUST

28, 2016

Effective January 30, 2017, Spencer Stewart is no longer serving as a Portfolio Manager of the Fund. Therefore, all references to Spencer Stewart with respect to the Fund in the Prospectus and Statement of Additional Information are hereby deleted as of that date. Blake Walker and Zach Larkin will remain as Portfolio Managers of the Fund.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

FOR FUTURE REFERENCE.